Financial risk management (Tables)	12 Months Ended
Jun. 30, 2020
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2020				2019
	Average	Foreign	Notional	Fair	Average	Foreign	Notional	Fair
	exchange	currency	value	value	exchange	currency	value	value
	rate	€’000	£'000	£'000	rate	€’000	£'000	£'000
Buy Euro	1.1626	(46,976)	(40,405)	2,633	1.1272	(6,639)	(5,890)	97

Schedule of exposure to material foreign currency risk

	2020		2019
	Euro	US Dollar	Euro	US Dollar
	£'000	£'000	£'000	£'000
Contract assets — accrued revenue	2,945	2,277	713	1,316
Trade receivables	56,226	88,554	10,286	10,718
Cash and cash equivalents	24,219	2,642	30,276	244,156
Trade and other payables	(55,193)	(1,685)	(22,657)	(1,609)
Borrowings	—	(525,615)	—	(505,779)
Derivative financial liabilities	—	(9,136)	—	(2,298)
	28,197	(442,963)	18,618	(253,496)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2020	2019
	£’000	£’000
Neither past due nor impaired	154,946	29,437
Past due, not impaired	4,733	4,303
Not past due, impaired	2,559	—
Past due, impaired	10,591	12,954
Gross trade receivables	172,829	46,694

Schedule of movements on provision for impairment of trade receivables

	2020	2019
	£’000	£’000
Provision as of 1 July	12,954	9,708
(Decrease)/increase in provision recognized in profit or loss during the year	(1,185)	985
Unused amount reversed – cash received	(5,125)	—
Receivables written off during the year as uncollectible	(3,076)	(279)
Receivables offset against contract liabilities - deferred revenue	9,530	2,517
Foreign exchange gains on retranslation recognized in profit or loss during the year	52	23
Provision as of 30 June	13,150	12,954

Schedule of contractual undiscounted cash flows including interest

	Less than	Between	Between	Over
	1 year	1 and 2 years	2 and 5 years	5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	184,116	27,738	25,805	—
Borrowings	18,640	18,640	53,341	563,757
Lease liabilities	1,164	436	804	3,701
	203,920	46,814	79,950	567,458
Non-trading(2) and net settled derivative financial instruments:
Cash outflow	2,284	2,284	4,568	—
Cash inflow	(1,078)	(1,555)	—	—
At 30 June 2020	205,126	47,543	84,518	567,458
Trade and other payables excluding social security and other taxes(1)	217,136	61,542	19,657	—
Borrowings	19,024	19,024	57,073	555,441
	236,160	80,566	76,730	555,441
Non-trading(2) and net settled derivative financial instruments:
Cash outflow	460	460	1,379	—
Cash inflow	(97)	—	—	—
At 30 June 2019	236,523	81,026	78,109	555,441

(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non‑trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2020	2019
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(3,025)	(308,838)
Net USD debt	646,975	341,162
Hedged future USD revenues	(177,524)	(211,153)
Unhedged USD borrowings	469,451	130,009
Closing exchange rate	1.2374	1.2718

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	2020	2019
Current hedged principal value of loan outstanding ($‘000)	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024

Schedule of movements on the hedging reserve

	Future	Interest
	US dollar	rate		Total,		Total,
	revenues	swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2017	(47,304)	(655)	(151)	(48,110)	16,839	(31,271)
Exchange differences on hedged foreign exchange risks	6,522	—	(184)	6,338	—	6,338
Reclassified to profit or loss	13,791	—	123	13,914	—	13,914
Change in fair value	—	5,145	—	5,145	—	5,145
Tax relating to above	—	—	—	—	(21,684)	(21,684)
Movement recognized in other comprehensive income	20,313	5,145	(61)	25,397	(21,684)	3,713
Balance at 30 June 2018	(26,991)	4,490	(212)	(22,713)	(4,845)	(27,558)
Exchange differences on hedged foreign exchange risks	(6,350)	—	168	(6,182)	—	(6,182)
Reclassified to profit or loss	6,004	—	246	6,250	—	6,250
Change in fair value	—	(6,788)	—	(6,788)	—	(6,788)
Tax relating to above	—	—	—	—	(1,266)	(1,266)
Movement recognized in other comprehensive income	(346)	(6,788)	414	(6,720)	(1,266)	(7,986)
Balance at 30 June 2019	(27,337)	(2,298)	202	(29,433)	(6,111)	(35,544)
Exchange differences on hedged foreign exchange risks	(2,818)	—	353	(2,465)	—	(2,465)
Reclassified to profit or loss	12,214	—	(34)	12,180	—	12,180
Change in fair value	—	(6,838)	—	(6,838)	—	(6,838)
Tax relating to above	—	—	—	—	102	102
Movement recognized in other comprehensive income	9,396	(6,838)	319	2,877	102	2,979
Balance at 30 June 2020	(17,941)	(9,136)	521	(26,556)	(6,009)	(32,565)